Commitments and Contingencies (Future Minimum Lease Payments) (Details)	Dec. 31, 2018 USD ($)
AmpliPhi Biosciences Corporation [Member]
2019	$ 81,000
2020	67,000
2021	67,000
2022	67,000
2023	11,000
Total minimum lease payments	293,000
C3J [Member]
2019	1,544,000
2020	1,591,000
2021	1,638,000
Total minimum lease payments	$ 4,773,000